Share-Based Compensation (Tables)	12 Months Ended
Feb. 28, 2021
Summary of Classification of Share-Based Compensation Expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	For the year ended
	February 28, 2019	February 29, 2020	February 28, 2021
	RMB	RMB	RMB	USD
General and administrative expenses	30,159	28,784	26,822	4,143
Sales and marketing expenses	2,088	2,074	691	107
Total share-based compensation	32,247	30,858	27,513	4,250

Summary of Aggregate Options Activity and Information Regarding Options Outstanding

A summary of the aggregate option activity and information regarding options outstanding as of February 28, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
	(in 000s)	RMB	Years	RMB
Options outstanding on March 1, 2020	3,490	14.86	7.06	27,173
Granted	860	15.53	10.00
Forfeited	(45)	31.50	8.46
Expired	(215)	12.12	5.30
Exercised	—	—	—
Options outstanding on February 28, 2021	4,090	14.96	6.94	29,428
Options vested or expected to vest on February 28, 2021	4,090	14.96	6.94	29,428
Options exercisable on February 28, 2021	2,465	12.73	5.71	21,670

Black-Scholes Option Pricing Model
Schedule of Assumptions to Estimate Fair Value of Options Granted

The Group used the Black-Scholes option pricing model and the following assumptions to estimate the fair value of the options granted during the year ended February 29, 2020 and February 28, 2021 with reference to the closing price of the Company on the measurement dates.

	For the year ended
	February 29,	February 28,
	2020	2021
Average risk-free rate of interest	1.5%~2.0%	1.2%
Estimated volatility rate	43.7%~45.8%	53.0%
Dividend yield	0%	0%
Life of options	10 years	10 years